As filed with the Securities and Exchange Commission
                                on March 7, 2000
                       Registration No. 2-97817; 811-4305

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Post-Effective Amendment No. 65                   [x]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 67                           [x]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

     Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
     Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
     Morrison & Foerster LLP                                & Frankel
     2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
     Suite 5500                                         New York, New York 10022
     Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
     [x]      Immediately upon filing pursuant                          [ ]     on (date)  pursuant
              to Rule 485(b), or                                                to Rule 485(b), or
     [ ]      60 days after filing pursuant                             [ ]     on (date) pursuant
              to Rule 485(a), or                                                to Rule 485(a).
     [ ]      75 days after filing pursuant to                          [ ]     on (date) pursuant to
              paragraph (a)(2)                                                  paragraph(a)(2) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

         The Registrant is filing this Post-Effective Amendment No. 65 to the Nations Fund Trust (the "Trust") Registration Statement for the purpose of filing all corporate documents and agreements. The prospectuses and Statement of Additional Information are hereby incorporated by reference to Post-Effective Amendment No. 63, filed on July 30, 1999.

                               NATIONS FUND TRUST
                              CROSS REFERENCE SHEET


Part A
Item No.                                                               Prospectus
--------                                                               ----------

  1.   Front and Back Cover Pages ................................     Front and Back Cover Pages

  2.   Risk/Return Summary: Investments, Risks
       and Performance.............................................    About this Prospectus

  3.   Risk/Return Summary: Fee Tables.............................    About the Funds; Financial Highlights

  4.   Investment Objectives, Principal
       Investment Strategies, and Related Risks....................    About the Funds; Other Important
                                                                       Information

  5.  Management's Discussion of Fund
      Performance.................................................     About the Funds

  6.  Management, Organization, and
      Capital Structure...........................................     What's Inside; About the Funds;
                                                                       How the Funds Are Managed;
                                                                       About your Investment

  7.  Shareholder Information.....................................     About the Funds; About your
                                                                       Investment

  8.  Distribution Arrangements...................................     Information for Investors

  9.  Financial Highlights Information............................     Financial Highlights; About the Funds



Part B
Item No.
--------

10.   Cover Page and Table of Contents............................     Cover Page and Table of Contents

11.   Fund History................................................     Introduction

12.   Description of the Fund and Its
      Investments and Risks.......................................     Additional Information on Portfolio
                                                                       Investments


13.   Management of the Funds.....................................     Trustees And Officers; Investment
                                                                       Advisory, Administration, Custody Transfer
                                                                       Agency, Shareholder Servicing and
                                                                       Distribution Agreements
14.   Control Persons and Principal
      Holders of Securities.......................................     Not Applicable

15.   Investment Advisory and Other Services......................     Investment Advisory,
                                                                       Administration, Custody, Transfer Agency,
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements

16.   Brokerage Allocation and Other Practices....................     Portfolio Transactions and
                                                                       Brokerage--General Brokerage Policy

17.   Capital Stock and Other
      Securities..................................................     Description Of Shares;
                                                                       Investment Advisory, Administration,
                                                                       Custody, Transfer Custody, Transfer
                                                                       Agency, Shareholder Servicing And
                                                                       Distribution Agreements

18.   Purchase, Redemption and Pricing
      of Shares...................................................     Net Asset Value -- Purchases
                                                                       And Redemptions; Distributor

19.   Taxation of the Fund........................................     Additional Information Concerning
                                                                       Taxes

20.   Underwriters................................................     Investment Advisory,
                                                                       Administration Custody, Transfer Agency
                                                                       Shareholder Servicing And Distribution
                                                                       Agreements; Distributor

21.   Calculation of Performance Data.............................     Additional Information on
                                                                       Performance

22.   Financial Statements........................................     Independent Accountant and
                                                                       Reports

Part C
Item No.                                                         Other Information
--------                                                         -----------------

                                                                 Information required to be
                                                                 included in Part C is set
                                                                 forth under the appropriate
                                                                 Item, so numbered, in
                                                                 Part C of this Document

                               NATIONS FUND TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.          Exhibits

              All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 2-97817; 811-4305)

---------------------- -------------------------------------------------------------------------------------
Exhibit Letter           Description
---------------------- -------------------------------------------------------------------------------------
(a)                    Articles of Incorporation:
(a)(1)                 Declaration of Trust dated May 6, 1985, filed herewith.
(a)(2)                 Certificate pertaining to the classification of shares dated May 17, 1985, filed herewith.
(a)(3)                 Amendment to Declaration of Trust dated July 27, 1987, filed herewith.
(a)(4)                 Certificate and Amendment to Declaration of Trust dated September 13, 1989, filed herewith.
(a)(5)                 Certificate pertaining to the classification of shares dated August 24, 1990, filed herewith.
(a)(6)                 Certificate and Amendment to Declaration of Trust dated November 26, 1990, filed herewith.
(a)(7)                 Certificate pertaining to the classification of shares dated July 18, 1991, filed herewith.
(a)(8)                 Certificate pertaining to the classification of shares dated November 14, 1991, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-1


---------------------- -------------------------------------------------------------------------------------
(a)(9)                 Amendment to Declaration of Trust dated March 25, 1992, filed herewith.
(a)(10)                Certificate pertaining to the classification of shares dated March 26, 1992, filed herewith.
(a)(11)                Amendment to Declaration of Trust dated September 21, 1992, filed herewith.
(a)(12)                Certificate pertaining to the classification of shares dated March 19, 1993, filed herewith.
(a)(13)                Certificate pertaining to the classification of shares dated July 8, 1993, filed herewith.
(a)(14)                Certificate pertaining to the classification of shares dated September 21, 1993, filed herewith.
(a)(15)                Certificate pertaining to the classification of shares dated February 7, 1994, filed herewith.
(a)(16)                Certificate pertaining to the classification of shares dated March 24, 1994, filed herewith.
(a)(17)                Certificate pertaining to the classification of shares dated December 14, 1994, filed herewith.
(a)(18)                Certificate pertaining to classification of shares dated January 26, 1995, filed herewith.
(a)(19)                Certificate pertaining to the classification of shares filed October 20, 1995, filed herewith.
(a)(20)                Amendment to Declaration of Trust dated March 24, 1995, filed herewith.
(a)(21)                Certificate pertaining to the classification of shares dated June 4, 1998, filed herewith.
(a)(22)                Certificate pertaining to the classification of shares dated August 7, 1998, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-2

---------------------- -------------------------------------------------------------------------------------
(a)(23)                Amendment pertaining to the appointment of Registered Agent and Registered Office dated April 27, 1999, filed herewith
(a)(24)                Certificate pertaining to the classification of shares dated May 26, 1999, filed herewith.
(a)(25)                Certificate pertaining to the classification of shares dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(b)                    Bylaws:
(b)(1)                 Amended and Restated Code of Regulations last amended May 26, 1999, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(c)                    Instruments Defining Rights of Securities Holders:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(d)                    Investment Advisory Contracts:
(d)(1)                 Investment Advisory Agreement between Banc of America Advisors, Inc. (formerly
                       NationsBanc Advisors, Inc.) ("BAAI") and Nations Fund Trust ("Registrant") dated
                       January 1, 1996, Schedule I dated February 14, 2000, filed herewith.
(d)(2)                 Sub-Advisory Agreement among BAAI, Banc of America Capital Management, Inc.
                       (formerly, TradeStreet Investments Associates, Inc.) ("BACAP") and the Registrant
                       dated January 1, 1996, Schedule I dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(e)                    Underwriting Contracts:
(e)(1)                 Distribution Agreement between the Registrant and Stephens Inc. ("Stephens") dated
                       September 1, 1993, Schedule I amended February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(f)                    Bonus or Profit Sharing Contracts:
(f)(1)                 Deferred Compensation Plan dated July 13, 1995, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-3


---------------------- -------------------------------------------------------------------------------------
(g)                    Custodian Agreement:
(g)(1)                 Custody Agreement between the Registrant and The Bank of
                       New York ("BNY") dated October 19, 1998, Schedule I dated
                       February 14, 2000, filed herewith.
(g)(2)                 Amendment to the Custody Agreement dated September 1, 1999, filed herewith.
(g)(3)                 Amendment to the Custody Agreement dated February 14, 2000, filed herewith
---------------------- -------------------------------------------------------------------------------------
(h)                    Other Material Contracts:
(h)(1)                 Co-Administration Agreement among the Registrant,
                       Stephens and BAAI dated December 1, 1998, Schedule I
                       dated February 14, 2000, filed herewith.
(h)(2)                 Sub-Administration Agreement among the Registrant, BNY
                       and BAAI dated December 1, 1998, Schedule I dated
                       February 14, 2000, filed herewith.
(h)(3)                 Shareholder Servicing Plan relating to Primary B Shares, filed herewith.
(h)(4)                 Shareholder Servicing Plan relating to Investor A Shares, filed herewith.
(h)(5)                 Amended and Restated Shareholder Servicing Plan relating to Investor B Shares of the Money Market Funds and Investor C Shares of the
                       Non-Money Market Funds, Schedule I amended February 14,
                       2000, filed herewith.
(h)(6)                 Shareholder Servicing Plan relating to Investor C Shares
                       of the Money Market Funds and Investor B Shares of the
                       Non-Money Market Funds, Exhibit I amended February 14,
                       2000, filed herewith.
(h)(7)                 Shareholder Servicing Plan relating to Daily Shares of the Money Market Funds, filed herewith.
(h)(8)                 Transfer Agency and Services Agreement between PFPC Inc.
                       (formerly First Data Investor Services Group) ("PFPC")
                       and the Nations Funds family dated June 1, 1995, Schedule
                       G dated February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-4

---------------------- -------------------------------------------------------------------------------------
(h)(9)                 Amendment to Transfer Agency and Services Agreement dated January 1, 1999, filed herewith.
(h)(10)                Sub-Transfer Agency and Services Agreement between PFPC
                       and Bank of America, N.A. ("Bank of America") dated
                       September 11, 1995, Schedule A dated February 14, 2000,
                       filed herewith.
(h)(11)                Cross Indemnification Agreement among Nations Fund, Inc., Nations Reserves, Nations
                       Master Investment Trust, Nations Funds Trust and the Registrant dated February 14,
                       2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(i)                    Legal Opinion
                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(j)                    Other Opinions
                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(k)                    Omitted Financial Statements

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(l)                    Initial Capital Agreements:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(m)                    Rule 12b-1 Plans:
(m)(1)                 Shareholder Administration Plan relating to Primary B
                       Shares, Exhibit I amended August 19, 1999, filed
                       herewith.
(m)(2)                 Shareholder Servicing and Distribution Plan relating to
                       Investor A Shares, Exhibit A amended February 14, 2000,
                       filed herewith.
(m)(3)                 Distribution Plan relating to Investor B Shares, Exhibit
                       A amended February 14, 2000, filed herewith.
(m)(4)                 Distribution Plan relating to Investor B Shares of the
                       Money Market Funds and Investor C Shares of the Non-Money
                       Market Funds, Exhibit A amended February 14, 2000, filed
                       herewith.
(m)(5)                 Distribution Plan relating to Daily Shares, filed herewith.
---------------------- -------------------------------------------------------------------------------------

                                      C-5

---------------------- -------------------------------------------------------------------------------------
(n)                    Financial Data Schedule:

                       Not Applicable
---------------------- -------------------------------------------------------------------------------------
(o)                    Rule 18f-3 Plan:
(o)(1)                 Rule 18f-3 Multi-Class Plan amended February 14, 2000, filed herewith.
---------------------- -------------------------------------------------------------------------------------
(p)                    Powers of Attorney for Edmund L. Benson, Charles B. Walker, A. Max Walker, Thomas
                       S. Word, Jr., William H. Grigg, James Ermer, Thomas F. Keller, Carl E. Mundy, Jr.,
                       James B. Sommers and Cornelius J. Pings, filed herewith.
---------------------- -------------------------------------------------------------------------------------

ITEM 24.          Persons Controlled by of Under Common Control with the Fund

         No person is controlled by or under common control with the Registrant.

ITEM 25.          Indemnification

         Article IX, Section 9.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees and employees. Indemnification of the Registrant's administrators, distributor, custodian, and transfer agents is provided for, respectively, in the Registrant's:

         1.       Co-Administration Agreement with Stephens and BAAI;

         2.       Sub-Administration Agreement with BNY and BAAI;

         3.       Distribution Agreement with Stephens;

         4.       Custody Agreement with BNY;

         5.       Transfer Agency and Services Agreement with PFPC; and

         6. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves"), Nations Master Investment Trust ("Master Trust") and Nations Funds Trust ("Funds Trust") dated February 14, 2000. The Company, Reserves, Master Trust and/or Funds Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Company, Reserves, Master Trust and/or Funds Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Company, Reserves, the Master Trust and/or Funds Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company, Reserves, Master Trust and/or Funds Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of the Investment Adviser

         To the knowledge of the Registrant, none of the directors or officers of BAAI, the adviser to the Registrant's portfolios, or BACAP, the investment sub-adviser, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BAAI or BACAP, respectively, or other subsidiaries of Bank of America Corporation.

         (a) BAAI performs investment advisory services for the Registrant and certain other customers. BAAI is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by BAAI with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (file no. 801-49874).

         (b) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27.          Principal Underwriters

         (a) Stephens, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Annuity Trust, Nations Funds Trust, Wells Fargo Trust, Wells Fargo Variable Trust, and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Wells Fargo Core Trust, Nations Master Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens with the SEC pursuant to the 1940 Act (file No. 501-15510).

         (c)  Not applicable.

ITEM 28.      Location of Accounts and Records

         (1) BAAI, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment adviser and co-administrator).

         (2) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (3) Stephens, 111 Center Street, Little Rock, AR 72201 (records relating to its function as distributor and co-administrator).

         (4) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (5)  BNY, 100 Church Street, New York, NY 10286
              (records relating to its function as custodian and sub-administator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 29.      Management Services

         Not Applicable

ITEM 30.      Undertakings

         Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of March, 2000.

                                          NATIONS FUND TRUST


                                          By:              *
                                             -------------------------------
                                                     A. Max Walker
                                                     President and Chairman
                                                     of the Board of Trustees

                                          By:   /s/ Richard H. Blank, Jr.
                                             ---------------------------------
                                                     Richard H. Blank, Jr.
                                                     *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



          SIGNATURES                                    TITLE                               DATE
          ----------                                    -----                               ----

              *                                President and Chairman                  March 6, 2000
----------------------------------            of the Board of Trustees
(A. Max Walker)                            (Principal Executive Officer)

 /s/ Richard H. Blank, Jr.                            Treasurer                        March 6, 2000
----------------------------------                    Secretary
(Richard H. Blank, Jr.)              (Principal Financial and Accounting Officer)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Edmund L. Benson, III)

              *                                        Trustee                         March 6, 2000
----------------------------------
(James Ermer)

              *                                        Trustee                         March 6, 2000
----------------------------------
(William H. Grigg)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Thomas F. Keller)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Carl E. Mundy, Jr.)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Cornelius J. Pings)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Charles B. Walker)

              *                                        Trustee                         March 6, 2000
----------------------------------
(Thomas S. Word)

              *                                        Trustee                         March 6, 2000
----------------------------------
(James B. Sommers)

  /s/ Richard H. Blank, Jr.
----------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                               Nations Fund Trust
                                  Exhibit Index

Exhibit No.                Description
EX-99.A1          Declaration of Trust
EX-99.A2          Certificate: Classification of Shares (5/17/85)
EX-99.A3          Amendment to Declaration of Trust
EX-99.A4          Certificate and Amendment to Declaration of Trust
EX-99.A5          Certificate: Classification of Shares (8/24/90)
EX-99.A6          Certificate and Amendment to Declaration of Trust
EX-99.A7          Certificate: Classification of Shares (7/18/91)
EX-99.A8          Certificate: Classification of Shares (11/14/91)
EX-99.A9          Amendment to Declaration of Trust
EX-99.A10         Certificate: Classification of Shares (3/26/92)
EX-99.A11         Amendment to Declaration of Trust
EX-99.A12         Certificate: Classification of Shares (3/19/93)
EX-99.A13         Certificate: Classification of Shares (7/8/93)
EX-99.A14         Certificate: Classification of Shares (9/21/93)
EX-99.A15         Certificate: Classification of Shares (2/7/94)
EX-99.A16         Certificate: Classification of Shares (3/24/94)
EX-99.A17         Certificate: Classification of Shares (12/14/94)
EX-99.A18         Certificate: Classification of Shares (1/26/95)
EX-99.A19         Certificate: Classification of Shares (10/20/95)
EX-99.A20         Amendment to Declaration of Trust
EX-99.A21         Certificate: Classification of Shares (6/4/98)
EX-99.A22         Certificate: Classification of Shares (8/7/98)
EX-99.A23         Amendment Pertaining to the Appointment of Reg. Agent
EX-99.A24         Certificate: Classification of Shares (5/26/99)
EX-99.A25         Certificate: Classification of Shares (2/14/00)
EX-99.B1          Amended and Restated Code of Regulations
EX-99.D1          Investment Advisory Agreement
EX-99.D2          Sub-Advisory Agreement - TradeStreet Investment Associates, Inc.
EX-99.E1          Distribution Agreement
EX-99.F1          Nations Funds Deferred Compensation Plan
EX-99.G1          Custody Agreement
EX-99.G2          Amendment to the Custody Agreement
EX-99.G3          Amendment  No. 2 to the Custody Agreement
EX-99.H1          Co-Administration Agreement
EX-99.H2          Sub-Administration Agreement
EX-99.H3          Shareholder Servicing Plan--Primary B Shares
EX-99.H4          Shareholder Servicing Plan--Investor A Shares
EX-99.H5          Amended and Restated Shareholder Servicing Plan
EX-99.H6          Shareholder Servicing Plan--Investor C Shares
EX-99.H7          Shareholder Servicing Plan--Daily Shares
EX-99.H8          Transfer Agency Agreement


Exhibit No.                Description

EX-99.H9          Amendment to Transfer Agency
EX-99.H10         Sub-Transfer Agency Agreement
EX-99.H11         Cross Indemnification Agreement
EX-99.M1          Shareholder Administration Plan
EX-99.M2          Shareholder Servicing and Distribution Plan
EX-99.M3          Distribution Plan--Investor B Shares
EX-99.M4          Distribution Plan--Investor B Shares of Money Market Funds
EX-99.M5          Distribution Plan--Daily Shares
EX-99.O1          Rule 18f-3 Plan
EX-99.P           Powers of Attorney